Pay vs Performance Disclosure ZAR in Thousands	12 Months Ended
	Jun. 30, 2023 USD ($) ZAR	Jun. 30, 2022 USD ($) ZAR	Jun. 30, 2021 USD ($) ZAR	Jun. 30, 2020 USD ($) ZAR	Jun. 30, 2019 USD ($) ZAR
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURES

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K promulgated under the Exchange Act, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our company. Refer to the Compensation Discussion and Analysis section for further information concerning our variable pay-for-performance philosophy and how it aligns executive compensation with our performance.

Year	Summary compensation table total for first PEO (1)(5)	Summary compensation table total for second PEO (2)(5)	Summary compensation table total for third PEO (3)(5)	Compensation actually paid to first PEO (1)(6)	Compensation actually paid to second PEO (2) (6)	Compensation actually paid to third PEO (3) (6)	Average summary compensation table total for non-PEO NEOs (4)(7)	Average compensation actually paid to non-PEO NEOs (4)(8)	Value of initial fixed $100 investment based on:		Net loss $ '000	Group Adjusted EBITDA ZAR '000 (11)
									Total share- holder return (9)	Peer group total share- holder return (10)
2023	N/A	N/A	$1,432,860	N/A	N/A	$833,154	$1,283,723	$925,470	$42	$259	($35,074)	497,584
2022	N/A	N/A	$3,978,441	N/A	N/A	$3,996,918	$873,407	$773,282	$57	$167	($43,876)	(267,709)
2021	$666,456	$660,850	N/A	($467,628)	$836,675	N/A	$444,634	$286,440	$52	$130	($38,057)	(603,738)
2020	$2,961,432	N/A	N/A	$2,513,253		N/A	$694,485	$621,990	$33	$122	($78,358)	(430,933)
2019	$1,109,028	N/A	N/A	($803,687)		N/A	$674,037	$452,672	$44	$110	($311,007)	(951,563)

(1) First Principal Executive Officer ("PEO") was Herman G. Kotzé. Mr. Kotzé's employment with the Company terminated on September 30, 2020.

(2) Second PEO was Mr. Smith. Mr. Smith served as our interim Chief Executive Officer following the departure of Mr. Kotzé. Mr. Smith was interim Chief Executive Officer from September 2020 through to the appointment of Mr. Meyer in July 2021. Mr. Smith is not included in the group of Named Executive Officers ("NEOs") in fiscal 2021.

(3) Third PEO is our current Group Chief Executive Officer, Mr. Meyer.

(4) 2023 comprises four NEOs: Messrs. Kola, Heilbron, Mali, and Smith;
2022 comprises four NEOs: Messrs. Kola (from March 1, 2022), Heilbron (from April 14, 2022), Mali and Smith;
2021 comprises three NEOs: Messrs. Mali (from May 1, 2021), Nunthakumarin Pillay (terminated employment on April 30, 2021), and Phillip S. Meyer (terminated employment on October 30, 2020);
2020 comprises four NEOs: Messrs. Smith, N. Pillay, P.S. Meyer, and Phil-Hyun Oh (terminated employment on March 9, 2020); and
2019 comprises five NEOs: Messrs. Smith, N. Pillay, P.S. Meyer, Oh and Nitin Soma (terminated employment on June 30, 2019).

(5) Represents the amount of total compensation reported for each PEO for each corresponding fiscal year in the "Total" column of the Summary Compensation Table for each applicable fiscal year.

(6) Represents the amount of "compensation actually paid" to the first, second and third PEO's respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to the respective PEO during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the respective PEO's total Summary Compensation Table compensation for each year to determine the compensation actually paid:

	First PEO				Second PEO				Third PEO
Year	Summary compen- sation table total	Reported value of equity awards (a)	Equity award adjustments (b)	Compen- sation actually paid	Summary compen-sation table total	Reported value of equity awards (a)	Equity award adjustments (b)	Compen- sation actually paid	Summary compen- sation table total	Reported value of equity awards (a)	Equity award adjustments (b)	Compen- sation actually paid
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1,432,860	($257,985)	($341,721)	$833,154
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$3,978,441	($2,548,441)	$2,566,918	$3,996,918
2021	$666,456	($225,116)	($908,968)	($467,628)	$660,850	($265,200)	$441,025	$836,675	N/A	N/A	N/A	N/A
2020	$2,961,432	($1,352,700)	$904,521	$2,513,253	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	$1,109,028	($161,820)	($1,750,895)	($803,687)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(a) The grant date fair value of equity awards represents the total of the amounts reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable fiscal year.

(b) The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year; (iii) for awards that are granted and vest in same applicable fiscal year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; an d(v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the applicable fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year (there were no adjustments related to item (vi)). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows (only applicable years presented for each respective PEO):

Year	(i) Year End Fair Value of Unvested Covered Year Equity Awards	(ii) Year over Year Change in Fair Value of Outstanding and Unvested Prior Year Equity Awards	(iii) Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v) Awards Granted in Prior Fiscal Years that are Determined to Fail to Meet the Applicable Vesting Conditions During the Applicable Fiscal Year	Equity award adjustments
	First PEO
2021	$0	$0	$0	$95,818	($1,004,786)	($908,968)
2020	$1,015,360	($155,066)	$0	$44,227	$0	$904,521
2019	$94,105	($480,000)	$0	$0	($1,365,000)	($1,750,895)

	Second PEO
2021	$252,450	$157,657	$0	$30,918	$0	$441,025

	Third PEO
2023	$203,927	($550,377)	$0	$4,729	$0	($341,721)
2022	$2,267,323	$0	$299,595	$0	$0	$2,566,918

(7) Represents the average of the amounts reported for our non-PEO NEOs as a group in the "Total" column of the Summary Compensation Table in each applicable fiscal year.

(8) Represents the average amount of "compensation actually paid" to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total Summary Compensation Table compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,283,723	($681,395)	$323,142	$925,470
2022	$873,407	($417,458)	$317,333	$773,282
2021	$444,634	($221,262)	$63,068	$286,440
2020	$694,485	($236,925)	$164,430	$621,990
2019	$674,037	($72,036)	($149,329)	$452,672

(a) The grant date fair value of equity awards represents the total of the amounts reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable fiscal year.

(b) The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) are as discussed above in footnote (6)(b), and there were no adjustments related to item (vi) in footnote (6)(b). The amounts deducted or added in calculating the equity award adjustments for our non-PEO NEOs are as follows:

Year	(i) Average Year End Fair Value of Unvested Covered Year Equity Awards	(ii) Year over Year Average Change in Fair Value of Outstanding and Unvested Prior Year Equity Awards	(iii) Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v) Average Awards Granted in Prior Fiscal Years that are Determined to Fail to Meet the Applicable Vesting Conditions During the Applicable Fiscal Year	Average Equity award adjustments
2023	$280,876	($159,394)	$341,250	($36,790)	($102,800)	$323,142
2022	$267,099	$16,754	$23,036	$14,944	($4,500)	$317,333
2021	$193,949	$0	$0	$22,725	($153,606)	$63,068
2020	$177,840	($22,483)	$0	$20,552	($11,479)	$164,430
2019	$38,753	($66,536)	$0	($11,911)	($109,635)	($149,329)

(9) Cumulative total shareholder return ("TSR") is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company's share price at the end and the beginning of the measurement period by the Company's share price at the beginning of the measurement period.

(10) Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the group includes Block Inc; Fawry for Banking & Payment Technology; GHL Systems Bhd; Kakaopay Corp; Moneylion Inc.; Network International Holdings; Pagseguro Digital Ltd; PayPoint PLC and StoneCo Ltd.

(11) Group Adjusted EBITDA is the most significant performance measure used to link our company's performance to compensation paid to our PEO and non-PEO NEO's. Group Adjusted EBITDA is a non-GAAP measure and represents is calculated as earnings (net income attributable to Lesaka) before interest, tax, depreciation and amortization ("EBITDA"), adjusted for non-operational transactions (including loss on disposal of equity-accounted investments, gain related to fair value adjustments to currency options), (earnings) loss from equity-accounted investments, stock-based compensation charges, lease adjustments and once-off items. Lease adjustments reflect lease charges and once-off items represents non-recurring expense items, including costs related to acquisitions and transactions consummated or ultimately not pursued.

Named Executive Officers, Footnote

(4) 2023 comprises four NEOs: Messrs. Kola, Heilbron, Mali, and Smith;
2022 comprises four NEOs: Messrs. Kola (from March 1, 2022), Heilbron (from April 14, 2022), Mali and Smith;
2021 comprises three NEOs: Messrs. Mali (from May 1, 2021), Nunthakumarin Pillay (terminated employment on April 30, 2021), and Phillip S. Meyer (terminated employment on October 30, 2020);
2020 comprises four NEOs: Messrs. Smith, N. Pillay, P.S. Meyer, and Phil-Hyun Oh (terminated employment on March 9, 2020); and
2019 comprises five NEOs: Messrs. Smith, N. Pillay, P.S. Meyer, Oh and Nitin Soma (terminated employment on June 30, 2019).

Peer Group Issuers, Footnote

(10) Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the group includes Block Inc; Fawry for Banking & Payment Technology; GHL Systems Bhd; Kakaopay Corp; Moneylion Inc.; Network International Holdings; Pagseguro Digital Ltd; PayPoint PLC and StoneCo Ltd.

Adjustment To PEO Compensation, Footnote

(6) Represents the amount of "compensation actually paid" to the first, second and third PEO's respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to the respective PEO during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the respective PEO's total Summary Compensation Table compensation for each year to determine the compensation actually paid:

	First PEO				Second PEO				Third PEO
Year	Summary compen- sation table total	Reported value of equity awards (a)	Equity award adjustments (b)	Compen- sation actually paid	Summary compen-sation table total	Reported value of equity awards (a)	Equity award adjustments (b)	Compen- sation actually paid	Summary compen- sation table total	Reported value of equity awards (a)	Equity award adjustments (b)	Compen- sation actually paid
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1,432,860	($257,985)	($341,721)	$833,154
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$3,978,441	($2,548,441)	$2,566,918	$3,996,918
2021	$666,456	($225,116)	($908,968)	($467,628)	$660,850	($265,200)	$441,025	$836,675	N/A	N/A	N/A	N/A
2020	$2,961,432	($1,352,700)	$904,521	$2,513,253	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	$1,109,028	($161,820)	($1,750,895)	($803,687)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(a) The grant date fair value of equity awards represents the total of the amounts reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable fiscal year.

(b) The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year; (iii) for awards that are granted and vest in same applicable fiscal year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; an d(v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the applicable fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year (there were no adjustments related to item (vi)). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows (only applicable years presented for each respective PEO):

Year	(i) Year End Fair Value of Unvested Covered Year Equity Awards	(ii) Year over Year Change in Fair Value of Outstanding and Unvested Prior Year Equity Awards	(iii) Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v) Awards Granted in Prior Fiscal Years that are Determined to Fail to Meet the Applicable Vesting Conditions During the Applicable Fiscal Year	Equity award adjustments
	First PEO
2021	$0	$0	$0	$95,818	($1,004,786)	($908,968)
2020	$1,015,360	($155,066)	$0	$44,227	$0	$904,521
2019	$94,105	($480,000)	$0	$0	($1,365,000)	($1,750,895)

	Second PEO
2021	$252,450	$157,657	$0	$30,918	$0	$441,025

	Third PEO
2023	$203,927	($550,377)	$0	$4,729	$0	($341,721)
2022	$2,267,323	$0	$299,595	$0	$0	$2,566,918

Non-PEO NEO Average Total Compensation Amount	$ 1,283,723	$ 873,407	$ 444,634	$ 694,485	$ 674,037
Non-PEO NEO Average Compensation Actually Paid Amount	$ 925,470	773,282	286,440	621,990	452,672
Adjustment to Non-PEO NEO Compensation Footnote

(8) Represents the average amount of "compensation actually paid" to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total Summary Compensation Table compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,283,723	($681,395)	$323,142	$925,470
2022	$873,407	($417,458)	$317,333	$773,282
2021	$444,634	($221,262)	$63,068	$286,440
2020	$694,485	($236,925)	$164,430	$621,990
2019	$674,037	($72,036)	($149,329)	$452,672

(a) The grant date fair value of equity awards represents the total of the amounts reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable fiscal year.

(b) The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) are as discussed above in footnote (6)(b), and there were no adjustments related to item (vi) in footnote (6)(b). The amounts deducted or added in calculating the equity award adjustments for our non-PEO NEOs are as follows:

Year	(i) Average Year End Fair Value of Unvested Covered Year Equity Awards	(ii) Year over Year Average Change in Fair Value of Outstanding and Unvested Prior Year Equity Awards	(iii) Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v) Average Awards Granted in Prior Fiscal Years that are Determined to Fail to Meet the Applicable Vesting Conditions During the Applicable Fiscal Year	Average Equity award adjustments
2023	$280,876	($159,394)	$341,250	($36,790)	($102,800)	$323,142
2022	$267,099	$16,754	$23,036	$14,944	($4,500)	$317,333
2021	$193,949	$0	$0	$22,725	($153,606)	$63,068
2020	$177,840	($22,483)	$0	$20,552	($11,479)	$164,430
2019	$38,753	($66,536)	$0	($11,911)	($109,635)	($149,329)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular list of financial performance measures

We have adopted a cash incentive award plan for the current fiscal year which includes a number of financial and non-financial performance measures. We consider the following to be a list of our most important financial performance measures used to link compensation actually paid to our named executive officers for our fiscal 2023 company performance, as required by Item 402(v) of Regulation S-K, the following is a list of financial performance measures:

Meyer	Kola	Heilbron	Mali
Group Adjusted EBITDA	Group Adjusted EBITDA	Group Adjusted EBITDA	Group Adjusted EBITDA
Adjusted net loss before tax	Adjusted net loss before tax	Adjusted net loss before tax	Adjusted net loss before tax
Merchant Segment Adjusted EBITDA	Merchant Segment Adjusted EBITDA	Merchant Segment Adjusted EBITDA	Consumer Segment Adjusted EBITDA
Consumer Segment Adjusted EBITDA	Consumer Segment Adjusted EBITDA	Overall Merchant revenue	Lending and insurance revenue

Total Shareholder Return Amount	$ 42	57	52	33	44
Peer Group Total Shareholder Return Amount	259	167	130	122	110
Net Income (Loss)	$ (35,074,000)	$ (43,876,000)	$ (38,057,000)	$ (78,358,000)	$ (311,007,000)
Company Selected Measure Amount | ZAR	497,584	(267,709)	(603,738)	(430,933)	(951,563)
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description

(11) Group Adjusted EBITDA is the most significant performance measure used to link our company's performance to compensation paid to our PEO and non-PEO NEO's. Group Adjusted EBITDA is a non-GAAP measure and represents is calculated as earnings (net income attributable to Lesaka) before interest, tax, depreciation and amortization ("EBITDA"), adjusted for non-operational transactions (including loss on disposal of equity-accounted investments, gain related to fair value adjustments to currency options), (earnings) loss from equity-accounted investments, stock-based compensation charges, lease adjustments and once-off items. Lease adjustments reflect lease charges and once-off items represents non-recurring expense items, including costs related to acquisitions and transactions consummated or ultimately not pursued.

First PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 666,456	$ 2,961,432	$ 1,109,028
PEO Actually Paid Compensation Amount			(467,628)	2,513,253	(803,687)
Adjustment to Compensation, Amount			(908,968)	904,521	(1,750,895)
PEO Name	Herman G. Kotzé
First PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(225,116)	(1,352,700)	(161,820)
First PEO [Member] | Fair Value of Unvested Covered Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	1,015,360	94,105
First PEO [Member] | Fair Value of Outstanding And Unvested Prior Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(155,066)	(480,000)
First PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
First PEO [Member] | Fair Value of Equity Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			95,818	44,227	0
First PEO [Member] | Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,004,786)	0	(1,365,000)
First PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(908,968)	$ 904,521	$ (1,750,895)
Second PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			660,850
PEO Actually Paid Compensation Amount			836,675
Adjustment to Compensation, Amount			441,025
PEO Name	Mr. Smith
Second PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(265,200)
Second PEO [Member] | Fair Value of Unvested Covered Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			252,450
Second PEO [Member] | Fair Value of Outstanding And Unvested Prior Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			157,657
Second PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Second PEO [Member] | Fair Value of Equity Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			30,918
Second PEO [Member] | Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Second PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 441,025
Third PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,432,860	$ 3,978,441
PEO Actually Paid Compensation Amount	833,154	3,996,918
Adjustment to Compensation, Amount	$ (341,721)	2,566,918
PEO Name	Mr. Meyer
Third PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (257,985)	(2,548,441)
Third PEO [Member] | Fair Value of Unvested Covered Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	203,927	2,267,323
Third PEO [Member] | Fair Value of Outstanding And Unvested Prior Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(550,377)	0
Third PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	299,595
Third PEO [Member] | Fair Value of Equity Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,729	0
Third PEO [Member] | Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Third PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (341,721)	$ 2,566,918
Chris G B Meyer [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Group Adjusted EBITDA
Chris G B Meyer [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted net loss before tax
Chris G B Meyer [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Merchant Segment Adjusted EBITDA
Chris G B Meyer [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Consumer Segment Adjusted EBITDA
Naeem E Kola [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Group Adjusted EBITDA
Naeem E Kola [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted net loss before tax
Naeem E Kola [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Merchant Segment Adjusted EBITDA
Naeem E Kola [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Consumer Segment Adjusted EBITDA
Steven J Heilbron [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Group Adjusted EBITDA
Steven J Heilbron [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted net loss before tax
Steven J Heilbron [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Merchant Segment Adjusted EBITDA
Steven J Heilbron [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Overall Merchant revenue
Lincoln C Mali [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Group Adjusted EBITDA
Lincoln C Mali [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted net loss before tax
Lincoln C Mali [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Consumer Segment Adjusted EBITDA
Lincoln C Mali [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Lending and insurance revenue
Non-PEO NEO
Pay vs Performance Disclosure
PEO Name	Messrs. Kola, Heilbron, Mali, and Smith	Messrs. Kola (from March 1, 2022), Heilbron (from April 14, 2022), Mali and Smith	Messrs. Mali (from May 1, 2021), Nunthakumarin Pillay (terminated employment on April 30, 2021), and Phillip S. Meyer (terminated employment on October 30, 2020)	Messrs. Smith, N. Pillay, P.S. Meyer, and Phil-Hyun Oh (terminated employment on March 9, 2020)	Messrs. Smith, N. Pillay, P.S. Meyer, Oh and Nitin Soma (terminated employment on June 30, 2019)
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (681,395)	$ (417,458)	$ (221,262)	$ (236,925)	$ (72,036)
Non-PEO NEO | Fair Value of Unvested Covered Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	280,876	267,099	193,949	177,840	38,753
Non-PEO NEO | Fair Value of Outstanding And Unvested Prior Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(159,394)	16,754	0	(22,483)	(66,536)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	341,250	23,036	0	0	0
Non-PEO NEO | Fair Value of Equity Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,790)	14,944	22,725	20,552	(11,911)
Non-PEO NEO | Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(102,800)	(4,500)	(153,606)	(11,479)	(109,635)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 323,142	$ 317,333	$ 63,068	$ 164,430	$ (149,329)